LEASES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases
First year	$ 14,963	$ 12,031
Second year	13,570	10,650
Third year	10,382	8,926
Fourth year	5,757	5,630
Fifth year	717	1,260
Sixth year and thereafter		24
Total	$ 45,389	$ 38,521